Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Nov. 07, 2024
Stockholder's Equity
Common stock, shares authorized	0	330,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Shares issued		$ 8,725
Common stock, shares outstanding	0	58,290,473
Jefferson Capital, Inc. before the business combination
Stockholder's Equity
Common stock, shares authorized	100		100
Common stock, par value	$ 0.01		$ 0.01
Number of shares issued	100
Shares issued	$ 1
Common stock, shares outstanding	100
Due from stockholder	$ 1